Sanford C. Bernstein Fund II, Inc.

Schedule of Investments

Intermediate Duration Institutional Portfolio

June 30, 2025 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 28.7%
Japan – 1.0%
Japan Government Thirty Year Bond Series 86 2.40%, 03/20/2055	JPY	1,270,600	$8,092,206

United States – 27.7%
U.S. Treasury Bonds 1.875%, 02/15/2051	U.S.$	3,799	2,137,900
2.00%, 08/15/2051		9,349	5,399,279
2.25%, 08/15/2046		2,357	1,545,676
2.25%, 08/15/2049		13,313	8,361,834
2.25%, 02/15/2052		1,672	1,022,806
2.375%, 11/15/2049		4,905	3,159,318
2.50%, 02/15/2046		932	646,466
2.50%, 05/15/2046		5,327	3,682,982
2.875%, 08/15/2045		51	38,464
2.875%, 11/15/2046		387	285,186
2.875%, 05/15/2052		2,950	2,079,564
3.00%, 05/15/2045		129	98,518
3.00%, 11/15/2045		363	276,917
3.00%, 05/15/2047(a)		1,447	1,084,628
3.00%, 02/15/2048		5,490	4,083,402
3.25%, 05/15/2042		1,539	1,274,169
3.375%, 08/15/2042		6,591	5,536,519
3.50%, 02/15/2039		8,105	7,317,295
3.625%, 08/15/2043		1,943	1,672,539
3.625%, 02/15/2053		4,596	3,756,903
3.625%, 05/15/2053		4,008	3,273,000
3.75%, 11/15/2043		295	257,883
3.875%, 02/15/2043		3,999	3,581,336
3.875%, 05/15/2043		999	892,834
4.00%, 11/15/2042		5,931	5,414,684
4.125%, 08/15/2053		3,432	3,070,210
4.25%, 02/15/2054		5,131	4,688,324
4.375%, 02/15/2038		899	897,436
4.375%, 11/15/2039		10,740	10,528,556
4.375%, 08/15/2043		7,123	6,797,083
4.50%, 02/15/2044		5,053	4,887,009
4.625%, 05/15/2044		2,775	2,724,321
4.625%, 05/15/2054		1,354	1,317,152
4.75%, 02/15/2037		1,525	1,587,191
4.75%, 11/15/2043		7,167	7,167,020
4.75%, 11/15/2053		4,499	4,465,135
U.S. Treasury Notes 2.625%, 02/15/2029		3,914	3,768,737
3.50%, 04/30/2028		8,269	8,222,313
3.75%, 12/31/2028		18,838	18,849,574
3.875%, 12/31/2027		7,359	7,389,083
4.00%, 02/29/2028		3,062	3,084,386
4.125%, 03/31/2029		6,400	6,485,797
4.25%, 02/28/2029		16,977	17,275,627
4.25%, 06/30/2029		12,176	12,400,801
4.375%, 11/30/2028		6,169	6,296,995
4.375%, 05/15/2034		1,996	2,027,710
4.50%, 11/15/2033		13,172	13,532,995
4.625%, 09/30/2028		8,685	8,924,002

	Principal Amount (000)		U.S. $ Value

4.875%, 10/31/2028	U.S.$	12,567	$13,018,419

			236,285,978

Total Governments - Treasuries (cost $269,642,737)			244,378,184

CORPORATES - INVESTMENT GRADE – 25.3%
Industrial – 13.4%
Basic – 0.7%
Freeport Indonesia PT 4.763%, 04/14/2027(b)		324	323,903
Glencore Funding LLC 4.907%, 04/01/2028(b)		841	849,217
5.186%, 04/01/2030(b)		356	362,967
5.338%, 04/04/2027(b)		509	516,279
6.50%, 10/06/2033(b)		390	422,588
LYB International Finance III LLC 6.15%, 05/15/2035		334	346,592
Nexa Resources SA 6.75%, 04/09/2034(b)		441	459,191
OCP SA 6.10%, 04/30/2030(b)		689	696,751
Smurfit Westrock Financing DAC 5.418%, 01/15/2035		215	217,707
WRKCo, Inc. 4.00%, 03/15/2028		1,732	1,715,667

			5,910,862

Capital Goods – 1.2%
Boeing Co. (The) 3.25%, 02/01/2028		970	940,842
Caterpillar Financial Services Corp. 4.45%, 10/16/2026		1,888	1,897,553
4.80%, 01/08/2030		44	45,060
Regal Rexnord Corp. 6.05%, 02/15/2026		1,381	1,388,692
Republic Services, Inc. 4.75%, 07/15/2030		2,083	2,122,161
Waste Management, Inc. 4.50%, 03/15/2028		1,884	1,903,726
Westinghouse Air Brake Technologies Corp. 4.90%, 05/29/2030		2,075	2,102,784

			10,400,818

Communications - Media – 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.25%, 01/15/2029		537	494,873
5.125%, 07/01/2049		467	387,876
Discovery Communications LLC 5.20%, 09/20/2047		509	328,198
Prosus NV 3.061%, 07/13/2031(b)		1,862	1,647,870
3.257%, 01/19/2027(b)		489	478,150
3.68%, 01/21/2030(b)		220	206,635

	Principal Amount (000)		U.S. $ Value

Time Warner Cable LLC 4.50%, 09/15/2042	U.S.$	505	$402,005

			3,945,607

Communications - Telecommunications – 0.1%
AT&T, Inc. 4.50%, 05/15/2035		408	388,738
T-Mobile USA, Inc. 3.875%, 04/15/2030		352	341,775

			730,513

Consumer Cyclical - Automotive – 1.4%
BMW US Capital LLC 4.60%, 08/13/2027(b)		1,889	1,899,408
4.65%, 03/19/2027(b)		188	189,034
Ford Motor Co. 3.25%, 02/12/2032		1,299	1,095,317
Ford Motor Credit Co. LLC 2.70%, 08/10/2026		215	209,348
5.918%, 03/20/2028		298	300,986
6.125%, 03/08/2034		526	511,772
General Motors Co. 6.125%, 10/01/2025		174	174,360
General Motors Financial Co., Inc. 5.75%, 02/08/2031		1,837	1,887,389
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(b)		1,610	1,565,049
5.95%, 06/11/2029(b)		27	27,462
Honda Motor Co., Ltd. 4.436%, 07/08/2028		2,110	2,112,469
Hyundai Capital America 4.30%, 09/24/2027(b)		35	34,721
5.25%, 01/08/2027(b)		443	447,142
5.30%, 03/19/2027(b)		513	518,756
6.10%, 09/21/2028(b)		871	905,343

			11,878,556

Consumer Cyclical - Entertainment – 0.1%
Hasbro, Inc. 6.05%, 05/14/2034		450	464,040

Consumer Cyclical - Other – 0.7%
DR Horton, Inc. 4.85%, 10/15/2030		763	769,798
5.00%, 10/15/2034		1,134	1,122,207
JH North America Holdings, Inc. 5.875%, 01/31/2031(b)		470	474,117
Las Vegas Sands Corp. 5.625%, 06/15/2028		568	579,525
6.00%, 06/14/2030		435	448,659
Marriott International, Inc./MD 4.90%, 04/15/2029		1,017	1,034,370
5.10%, 04/15/2032		47	47,605
5.30%, 05/15/2034		335	339,013

	Principal Amount (000)		U.S. $ Value

5.35%, 03/15/2035	U.S.$	508	$512,186
5.50%, 04/15/2037		148	148,021
MDC Holdings, Inc. 6.00%, 01/15/2043		968	872,710

			6,348,211

Consumer Cyclical - Restaurants – 0.2%
Starbucks Corp. 4.85%, 02/08/2027		1,837	1,853,680

Consumer Cyclical - Retailers – 0.2%
Ross Stores, Inc. 4.70%, 04/15/2027		1,925	1,927,541

Consumer Non-Cyclical – 2.7%
Altria Group, Inc. 3.40%, 05/06/2030		1,745	1,657,907
BAT Capital Corp. 5.35%, 08/15/2032		1,614	1,650,977
Cargill, Inc. 5.125%, 10/11/2032(b)		835	852,619
Cencosud SA 5.95%, 05/28/2031(b)		363	373,709
General Mills, Inc. 4.70%, 01/30/2027		496	498,837
4.875%, 01/30/2030		1,398	1,420,829
Gilead Sciences, Inc. 5.10%, 06/15/2035		1,892	1,914,628
Imperial Brands Finance PLC 5.875%, 07/01/2034(b)		1,460	1,496,690
JBS USA Holding Lux Sarl/JBS USA Food Co/JBS Lux Co. SARL 6.75%, 03/15/2034		784	856,097
Mars, Inc. 4.60%, 03/01/2028(b)		1,212	1,222,060
Mondelez International, Inc. 4.50%, 05/06/2030		1,311	1,309,584
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031		1,480	1,212,253
Philip Morris International, Inc. 4.875%, 02/13/2026		1,753	1,755,191
5.375%, 02/15/2033		1,688	1,743,383
Roche Holdings, Inc. 4.203%, 09/09/2029(b)		1,902	1,904,377
Takeda US Financing, Inc. 5.20%, 07/07/2035		2,111	2,111,169
Tyson Foods, Inc. 5.70%, 03/15/2034		600	620,814
Viatris, Inc. 2.70%, 06/22/2030		1,050	935,413

			23,536,537

Energy – 2.6%
ConocoPhillips Co. 5.65%, 01/15/2065		1,910	1,813,583

	Principal Amount (000)		U.S. $ Value

Continental Resources, Inc./OK 2.875%, 04/01/2032(b)	U.S.$	1,630	$1,370,537
5.75%, 01/15/2031(b)		718	724,527
Devon Energy Corp. 5.20%, 09/15/2034		1,900	1,845,242
Energy Transfer LP 5.60%, 09/01/2034		1,831	1,858,776
Eni SpA 5.75%, 05/19/2035(b)		2,092	2,140,367
Kinder Morgan, Inc. 5.85%, 06/01/2035		483	500,557
Occidental Petroleum Corp. 5.20%, 08/01/2029		578	579,913
ONEOK, Inc. 6.05%, 09/01/2033		707	742,378
Plains All American Pipeline LP/PAA Finance Corp. 5.70%, 09/15/2034		1,842	1,875,064
Raizen Fuels Finance SA 6.70%, 02/25/2037(b)		1,177	1,152,724
Saudi Arabian Oil Co. 5.75%, 07/17/2054(b)		772	718,964
Targa Resources Corp. 4.90%, 09/15/2030		385	388,442
5.65%, 02/15/2036		425	428,935
Var Energi ASA 7.50%, 01/15/2028(b)		1,132	1,199,705
8.00%, 11/15/2032(b)		1,108	1,255,541
Williams Cos., Inc. (The) 4.625%, 06/30/2030		1,242	1,243,143
4.80%, 11/15/2029		855	865,756
Woodside Finance Ltd. 5.40%, 05/19/2030		308	312,220
6.00%, 05/19/2035		802	819,107

			21,835,481

Services – 0.4%
Alibaba Group Holding Ltd. 2.125%, 02/09/2031		1,255	1,109,847
Mastercard, Inc. 4.55%, 01/15/2035		1,365	1,341,604
Moody’s Corp. 5.00%, 08/05/2034		960	969,130
Sodexo, Inc. 5.80%, 08/15/2035(b)		434	447,484

			3,868,065

Technology – 1.8%
Apple, Inc. 4.10%, 08/08/2062		1,148	904,073
Broadcom, Inc. 4.15%, 02/15/2028		309	308,163
5.05%, 07/12/2027		707	717,499
Cisco Systems, Inc. 4.75%, 02/24/2030		2,030	2,075,107

	Principal Amount (000)		U.S. $ Value

Dell International LLC/EMC Corp.
4.35%, 02/01/2030	U.S.$	1,930	$1,913,904
5.30%, 04/01/2032		203	207,289
5.50%, 04/01/2035		413	417,167
Entegris, Inc. 4.75%, 04/15/2029(b)		1,270	1,257,516
Fiserv, Inc. 3.50%, 07/01/2029		2,539	2,444,752
Hewlett Packard Enterprise Co. 4.40%, 09/25/2027		791	791,838
Infor LLC 1.75%, 07/15/2025(b)		649	647,987
International Business Machines Corp. 5.00%, 02/10/2032		2,010	2,050,763
Oracle Corp. 5.50%, 08/03/2035		1,652	1,688,691

			15,424,749

Transportation - Airlines – 0.2%
AS Mileage Plan IP Ltd. 5.021%, 10/20/2029(b)		710	702,815
5.308%, 10/20/2031(b)		752	745,668
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(b)		136	136,226

			1,584,709

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(b)		207	194,653
5.875%, 07/05/2034(b)		330	334,678

			529,331

Transportation - Services – 0.5%
ENA Master Trust 4.00%, 05/19/2048(b)		380	274,907
ERAC USA Finance LLC 4.60%, 05/01/2028(b)		517	522,734
Ryder System, Inc. 5.375%, 03/15/2029		1,458	1,499,655
TTX Co. 5.50%, 09/25/2026(b)		1,677	1,698,851

			3,996,147

			114,234,847

Financial Institutions – 9.8%
Banking – 8.1%
AIB Group PLC 5.32%, 05/15/2031(b)		1,621	1,649,546
Ally Financial, Inc. 5.543%, 01/17/2031		291	294,827
5.737%, 05/15/2029		480	488,741
6.992%, 06/13/2029		976	1,026,264
American Express Co. 5.098%, 02/16/2028		1,827	1,847,919

	Principal Amount (000)		U.S. $ Value

Banco Bilbao Vizcaya Argentaria SA 5.381%, 03/13/2029	U.S.$	400	$412,100
7.883%, 11/15/2034		200	227,116
Banco de Credito del Peru SA 3.125%, 07/01/2030(b)		1,447	1,447,000
Banco Santander SA 3.80%, 02/23/2028		200	196,502
4.175%, 03/24/2028		800	795,096
6.921%, 08/08/2033		800	866,688
Bank of America Corp. 5.744%, 02/12/2036		2,019	2,050,981
Bank of Ireland Group PLC 5.601%, 03/20/2030(b)		365	376,341
6.253%, 09/16/2026(b)		571	572,747
Banque Federative du Credit Mutuel SA 5.538%, 01/22/2030(b)		1,937	2,008,262
Barclays PLC 5.335%, 09/10/2035		734	728,906
5.674%, 03/12/2028		351	357,718
6.224%, 05/09/2034		740	785,517
BNP Paribas SA 2.591%, 01/20/2028(b)		751	728,951
4.625%, 02/25/2031(b)(c)		388	344,835
5.497%, 05/20/2030(b)		1,133	1,163,251
BPCE SA 6.508%, 01/18/2035(b)		1,793	1,858,929
CaixaBank SA 6.037%, 06/15/2035(b)		843	882,183
6.684%, 09/13/2027(b)		994	1,017,926
Capital One Financial Corp. 5.468%, 02/01/2029		416	425,938
6.377%, 06/08/2034		1,163	1,237,304
Capital One NA 5.974%, 08/09/2028		386	396,974
Citigroup, Inc. 4.643%, 05/07/2028		2,031	2,036,971
6.02%, 01/24/2036		44	45,177
Series W 4.00%, 12/10/2025(c)		788	782,263
Series Y 4.15%, 11/15/2026(c)		139	135,540
Credit Agricole SA 5.222%, 05/27/2031(b)		573	583,704
6.251%, 01/10/2035(b)		1,441	1,496,997
Danske Bank A/S 4.613%, 10/02/2030(b)		846	842,303
Deutsche Bank AG/New York NY 2.129%, 11/24/2026		958	948,334
6.119%, 07/14/2026		764	764,306
7.146%, 07/13/2027		323	331,233
Goldman Sachs Group, Inc. (The) 2.65%, 10/21/2032		67	59,101
4.937%, 04/23/2028		1,123	1,132,321
Series V 4.125%, 11/10/2026(c)		764	749,820

	Principal Amount (000)		U.S. $ Value

HSBC Holdings PLC 2.804%, 05/24/2032	U.S.$	581	$515,934
2.848%, 06/04/2031		1,675	1,530,414
7.399%, 11/13/2034		1,536	1,718,369
8.113%, 11/03/2033		767	885,962
Intesa Sanpaolo SpA 7.20%, 11/28/2033(b)		919	1,030,548
JPMorgan Chase & Co. 2.963%, 01/25/2033		2,609	2,344,186
KBC Group NV 4.932%, 10/16/2030(b)		1,350	1,364,850
Lloyds Banking Group PLC 4.976%, 08/11/2033		420	416,980
5.087%, 11/26/2028		746	755,802
5.462%, 01/05/2028		216	218,916
7.953%, 11/15/2033		461	527,117
Mizuho Financial Group, Inc. 5.376%, 05/26/2030		550	565,268
Morgan Stanley 4.994%, 04/12/2029		174	176,553
Morgan Stanley Bank NA 5.504%, 05/26/2028		1,013	1,034,476
Nationwide Building Society 2.972%, 02/16/2028(b)		1,238	1,208,969
NatWest Group PLC 3.032%, 11/28/2035		378	340,733
5.115%, 05/23/2031		1,742	1,771,457
Santander Holdings USA, Inc. 5.473%, 03/20/2029		132	134,161
5.741%, 03/20/2031		958	983,569
Santander UK Group Holdings PLC 4.858%, 09/11/2030		1,139	1,137,121
5.694%, 04/15/2031		378	389,843
Societe Generale SA 2.797%, 01/19/2028(b)		1,389	1,349,066
5.249%, 05/22/2029(b)		636	643,651
5.519%, 01/19/2028(b)		502	507,497
Standard Chartered PLC 5.244%, 05/13/2031(b)		1,087	1,102,805
5.545%, 01/21/2029(b)		217	221,646
6.051% (CME Term SOFR 3 Month + 1.77%), 01/30/2027(b)(c)(d)		400	380,548
6.187%, 07/06/2027(b)		407	413,296
Sumitomo Mitsui Financial Group, Inc. 5.316%, 07/09/2029		1,485	1,529,773
Sumitomo Mitsui Trust Bank Ltd. 4.45%, 09/10/2027(b)		306	307,135
Synchrony Financial 5.45%, 03/06/2031		661	666,883
Toronto-Dominion Bank (The) 5.146%, 09/10/2034		661	662,771
5.298%, 01/30/2032		944	969,554
UBS Group AG 3.091%, 05/14/2032(b)		1,265	1,148,848
4.194%, 04/01/2031(b)		549	536,977

	Principal Amount (000)		U.S. $ Value

6.373%, 07/15/2026(b)	U.S.$	1,346	$1,346,592
7.125%, 08/10/2034(b)(c)		440	437,479
UniCredit SpA 2.569%, 09/22/2026(b)		459	456,654
Wells Fargo & Co. 3.35%, 03/02/2033		2,456	2,243,851
5.499%, 01/23/2035		192	196,959
Series BB 3.90%, 03/15/2026(c)		635	629,234

			68,899,079

Brokerage – 0.2%
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(c)		1,949	1,919,005

Finance – 0.3%
Aircastle Ltd. 5.95%, 02/15/2029(b)		310	320,258
Aviation Capital Group LLC 1.95%, 01/30/2026(b)		1,131	1,113,153
1.95%, 09/20/2026(b)		390	377,352
3.50%, 11/01/2027(b)		212	206,592
4.125%, 08/01/2025(b)		10	9,988
4.75%, 04/14/2027(b)		124	124,081
4.875%, 10/01/2025(b)		350	349,930

			2,501,354

Insurance – 0.6%
Athene Global Funding 5.62%, 05/08/2026(b)		2,182	2,201,463
Massachusetts Mutual Life Insurance Co. 3.729%, 10/15/2070(b)		11	7,291
MetLife Capital Trust IV 8.251% (CME Term SOFR 3 Month + 3.96%), 12/15/2067(b)(d)		970	1,063,382
MetLife, Inc. 10.75%, 08/01/2069		25	33,481
Principal Life Global Funding II 5.10%, 01/25/2029(b)		1,265	1,293,602
Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(b)		600	597,510

			5,196,729

REITs – 0.6%
American Tower Corp. 3.65%, 03/15/2027		466	460,371
5.20%, 02/15/2029		626	640,986
5.25%, 07/15/2028		462	473,518
Crown Castle, Inc. 5.60%, 06/01/2029		380	392,490
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032		1,036	913,845
4.00%, 01/15/2031		364	343,314

	Principal Amount (000)		U.S. $ Value

Omega Healthcare Investors, Inc. 5.20%, 07/01/2030	U.S.$	364	$366,191
Realty Income Corp. 5.125%, 04/15/2035		230	230,306
Simon Property Group LP 4.75%, 09/26/2034		1,112	1,082,532
Trust Fibra Uno 4.869%, 01/15/2030(b)		258	244,339

			5,147,892

			83,664,059

Utility – 2.1%
Electric – 2.1%
AES Andes SA 6.25%, 03/14/2032(b)		1,242	1,270,566
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(b)		458	416,951
Alexander Funding Trust II 7.467%, 07/31/2028(b)		406	434,115
American Electric Power Co., Inc. 6.95%, 12/15/2054		681	711,720
CenterPoint Energy Houston Electric LLC 4.95%, 04/01/2033		153	153,705
5.05%, 03/01/2035		1,731	1,730,290
Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2043		920	712,273
Electricite de France SA 9.125%, 03/15/2033(b)(c)		366	413,269
Enel Finance International NV 5.50%, 06/26/2034(b)		1,836	1,869,378
Engie Energia Chile SA 3.40%, 01/28/2030(b)		981	905,463
6.375%, 04/17/2034(b)		200	206,200
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 01/31/2041(b)		476	481,497
Florida Power & Light Co. 5.30%, 06/15/2034		694	715,514
Israel Electric Corp., Ltd. Series G 4.25%, 08/14/2028(b)		354	343,465
Kallpa Generacion SA 5.875%, 01/30/2032(b)		876	894,545
LG Energy Solution Ltd. 5.375%, 04/02/2030(b)		2,091	2,092,673
Niagara Mohawk Power Corp. 4.647%, 10/03/2030(b)		1,133	1,133,000
5.29%, 01/17/2034(b)		652	650,005
NRG Energy, Inc. 7.00%, 03/15/2033(b)		1,304	1,431,049

	Principal Amount (000)		U.S. $ Value

Pacific Gas & Electric Co. 5.55%, 05/15/2029	U.S.$	340	$345,464
Vistra Operations Co. LLC 5.05%, 12/30/2026(b)		62	62,315
6.95%, 10/15/2033(b)		726	798,085

			17,771,542

Total Corporates - Investment Grade (cost $215,111,693)			215,670,448

MORTGAGE PASS-THROUGHS – 21.0%
Agency Fixed Rate 30-Year – 20.7%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 10/01/2049		350	320,679
3.50%, 11/01/2049		478	437,437
Series 2020 3.50%, 01/01/2050		1,068	978,116
Series 2022 2.00%, 03/01/2052		5,405	4,319,357
2.50%, 04/01/2052		6,387	5,363,906
3.00%, 03/01/2052		3,424	2,996,334
3.00%, 05/01/2052		3,953	3,424,262
3.00%, 07/01/2052		1,258	1,089,639
Series 2024 5.50%, 11/01/2054		1,421	1,420,814
Federal Home Loan Mortgage Corp. Gold Series 2005 5.50%, 01/01/2035		13	13,033
Series 2007 5.50%, 07/01/2035		82	84,402
Series 2016 4.00%, 02/01/2046		800	773,027
Series 2017 4.00%, 07/01/2044		509	491,606
Series 2018 4.50%, 03/01/2048		262	256,021
4.50%, 10/01/2048		521	507,866
4.50%, 11/01/2048		692	673,380
5.00%, 11/01/2048		308	307,647
Federal National Mortgage Association Series 2003 5.50%, 04/01/2033		69	71,106
5.50%, 07/01/2033		132	135,953
Series 2004 5.50%, 02/01/2034		1	1,508
5.50%, 04/01/2034		34	34,476
5.50%, 05/01/2034		27	28,217
5.50%, 11/01/2034		131	134,622
Series 2005 5.50%, 02/01/2035		203	209,452
Series 2006 5.50%, 04/01/2036		41	42,302
Series 2007 5.50%, 05/01/2036		2	2,089
5.50%, 09/01/2036		1	1,215
5.50%, 08/01/2037		48	49,330

	Principal Amount (000)			U.S. $ Value

Series 2008
5.50%, 08/01/2037	U.S.$	0	**	$292
Series 2009 5.00%, 12/01/2039		8		8,397
Series 2010 4.00%, 12/01/2040		313		302,302
5.00%, 06/01/2040		8		7,635
Series 2012 3.50%, 02/01/2042		280		263,584
3.50%, 11/01/2042		2,894		2,721,132
3.50%, 01/01/2043		489		458,360
Series 2013 3.50%, 04/01/2043		1,711		1,604,813
4.00%, 10/01/2043		1,051		1,009,412
Series 2015 3.00%, 05/01/2045		416		373,106
3.00%, 08/01/2045		608		542,573
Series 2018 4.50%, 09/01/2048		974		947,577
Series 2019 3.50%, 08/01/2049		1,192		1,090,529
3.50%, 09/01/2049		521		477,802
3.50%, 11/01/2049		1,047		957,253
Series 2020 3.50%, 01/01/2050		998		914,123
Series 2021 2.00%, 07/01/2051		5,802		4,620,760
2.00%, 12/01/2051		8,448		6,712,087
2.50%, 01/01/2052		1,731		1,454,388
Series 2022 2.50%, 03/01/2052		3,837		3,222,131
2.50%, 04/01/2052		3,931		3,298,173
2.50%, 05/01/2052		5,307		4,453,434
3.00%, 02/01/2052		4,184		3,664,260
3.00%, 03/01/2052		5,332		4,665,787
Series 2024 5.00%, 12/01/2054		2,094		2,053,043
Series 2025 4.50%, 03/01/2055		3,640		3,481,152
5.50%, 02/01/2055		4,075		4,074,987
6.00%, 02/01/2055		1,568		1,593,617
Government National Mortgage Association Series 2016 3.00%, 04/20/2046		134		120,020
3.00%, 05/20/2046		387		346,809
Series 2023 5.50%, 04/20/2053		3,155		3,175,242
Series 2025 4.00%, 07/01/2055, TBA		3,275		3,043,509
4.50%, 07/01/2055, TBA		7,445		7,122,984
5.00%, 07/01/2055, TBA		12,561		12,333,757
5.50%, 07/01/2055, TBA		5,036		5,040,556
6.00%, 07/01/2055, TBA		7,343		7,445,945
Uniform Mortgage-Backed Security Series 2025 2.00%, 07/01/2055, TBA		13,051		10,326,703
2.50%, 07/01/2055, TBA		11,044		9,155,561
5.00%, 07/01/2055, TBA		6,767		6,631,130
5.50%, 07/01/2055, TBA		16,035		16,028,911
6.00%, 07/01/2055, TBA		10,459		10,628,226
6.50%, 07/01/2055, TBA		5,583		5,762,689

				176,302,547

	Principal Amount (000)			U.S. $ Value

Agency Fixed Rate 15-Year – 0.3%
Federal National Mortgage Association Series 2016 2.50%, 10/01/2031	U.S.$	28		$26,614
2.50%, 11/01/2031		1,484		1,428,706
2.50%, 12/01/2031		8		7,290
Series 2017 2.50%, 01/01/2032		448		430,566
2.50%, 02/01/2032		454		435,129

				2,328,305

Agency ARMs – 0.0%
Federal Home Loan Mortgage Corp. Series 2006 6.971% (RFUCCT1Y + 2.35%), 12/01/2036(d)		0	**	111
Series 2007 6.975% (RFUCCT1Y + 2.10%), 03/01/2037(d)		0	**	297
Federal National Mortgage Association Series 2007 6.46% (RFUCCT1Y + 1.46%), 02/01/2037(d)		1		886
6.63% (RFUCCT1Y + 1.67%), 03/01/2037(d)		0	**	157

				1,451

Total Mortgage Pass-Throughs (cost $184,033,462)				178,632,303

ASSET-BACKED SECURITIES – 6.4%
Autos - Fixed Rate – 3.2%
ACM Auto Trust Series 2024-2A, Class A 6.06%, 02/20/2029(b)		789		791,443
Series 2025-1A, Class A 5.38%, 06/20/2029(b)		581		581,950
Series 2025-2A, Class A 5.55%, 06/20/2028(b)		1,953		1,955,476
American Credit Acceptance Receivables Trust Series 2025-2, Class B 4.85%, 05/14/2029(b)		1,999		2,004,532
Arivo Acceptance Auto Loan Receivables Trust Series 2024-1A, Class A 6.46%, 04/17/2028(b)		126		127,020
AutoNation Finance Trust Series 2025-1A, Class A2 4.72%, 04/10/2028(b)		2,092		2,094,095

	Principal Amount (000)		U.S. $ Value

Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(b)	U.S.$	1,016	$1,028,654
Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028		97	93,484
Series 2021-N4, Class D 2.30%, 09/11/2028		158	153,545
Series 2021-P4, Class D 2.61%, 09/11/2028		989	941,907
Series 2024-P3, Class A2 4.61%, 11/10/2027		747	747,312
Series 2024-P4, Class A2 4.62%, 02/10/2028		758	757,625
CPS Auto Receivables Trust Series 2021-C, Class D 1.69%, 06/15/2027(b)		369	366,887
Series 2024-C, Class A 5.88%, 02/15/2028(b)		329	330,453
Flagship Credit Auto Trust Series 2024-3, Class A 4.88%, 11/15/2028(b)		477	477,836
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(b)		1,390	1,356,546
GLS Auto Receivables Issuer Trust Series 2024-3A, Class A2 5.35%, 08/16/2027(b)		632	632,218
Lendbuzz Securitization Trust Series 2025-1A, Class A1 4.576%, 02/15/2026(b)		225	225,268
Series 2025-1A, Class A2 5.10%, 10/15/2030(b)		1,697	1,702,588
Series 2025-2A, Class A2 5.18%, 05/15/2030(b)		1,366	1,369,677
Lobel Automobile Receivables Trust Series 2025-1, Class A 5.06%, 11/15/2027(b)		1,568	1,569,007
Prestige Auto Receivables Trust Series 2025-1A, Class A2 4.87%, 12/15/2027(b)		1,701	1,701,711
Research-Driven Pagaya Motor Trust Series 2024-1A, Class A 7.09%, 06/25/2032(b)		416	419,843
Santander Drive Auto Receivables Trust Series 2023-3, Class B 5.61%, 07/17/2028		832	836,391
Series 2024-4, Class A2 5.41%, 07/15/2027		419	419,501
SBNA Auto Receivables Trust Series 2025-SF1, Class B 5.12%, 03/17/2031(b)		424	424,058

	Principal Amount (000)		U.S. $ Value

Tesla Auto Lease Trust Series 2024-A, Class A3 5.30%, 06/21/2027(b)	U.S.$	591	$592,758
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027(b)		194	195,034
Series 2025-1A, Class A 4.94%, 02/15/2029(b)		1,551	1,552,698
United Auto Credit Securitization Trust Series 2025-1, Class A 4.80%, 06/10/2027(b)		1,454	1,454,057

			26,903,574

Other ABS - Fixed Rate – 2.6%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(b)		2,005	1,875,432
Affirm Asset Securitization Trust Series 2021-Z2, Class A 1.17%, 11/16/2026(b)		2	2,060
Series 2024-X1, Class A 6.27%, 05/15/2029(b)		71	71,064
Series 2024-X2, Class A 5.22%, 12/17/2029(b)		576	576,597
Series 2025-X1, Class A 5.08%, 04/15/2030(b)		1,590	1,591,519
Cajun Global LLC Series 2021-1, Class A2 3.931%, 11/20/2051(b)		430	420,886
College Ave Student Loans LLC Series 2021-C, Class B 2.72%, 07/26/2055(b)		452	412,471
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(b)		573	574,708
Diamond Infrastructure Funding LLC Series 2021-1A, Class B 2.355%, 04/15/2049(b)		935	883,580
Diamond Issuer LLC Series 2021-1A, Class A 2.305%, 11/20/2051(b)		1,941	1,830,158
Equify ABS LLC Series 2024-1A, Class A 5.43%, 04/18/2033(b)		805	805,183
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(b)		475	436,707
Hardee’s Funding LLC Series 2018-1A, Class A23 5.71%, 06/20/2048(b)		760	750,116
Series 2020-1A, Class A2 3.981%, 12/20/2050(b)		468	444,651

	Principal Amount (000)		U.S. $ Value

MVW LLC Series 2021-2A, Class B 1.83%, 05/20/2039(b)	U.S.$	310	$292,944
Neighborly Issuer LLC Series 2022-1A, Class A2 3.695%, 01/30/2052(b)		1,948	1,806,069
Series 2023-1A, Class A2 7.308%, 01/30/2053(b)		1,372	1,399,946
Nelnet Student Loan Trust Series 2021-BA, Class B 2.68%, 04/20/2062(b)		620	545,660
Series 2021-CA, Class B 2.53%, 04/20/2062(b)		907	790,891
Series 2021-DA, Class B 2.90%, 04/20/2062(b)		798	711,630
NMEF Funding LLC Series 2024-A, Class A2 5.15%, 12/15/2031(b)		1,378	1,384,351
Oportun Funding Trust Series 2024-3, Class A 5.26%, 08/15/2029(b)		592	591,980
Oportun Issuance Trust Series 2024-2, Class A 5.86%, 02/09/2032(b)		217	217,447
Pagaya AI Debt Grantor Trust Series 2024-5, Class A 6.278%, 10/15/2031(b)		386	389,979
Series 2024-9, Class B 5.306%, 03/15/2032(b)		1,496	1,494,107
Series 2025-3, Class A2 5.365%, 12/15/2032(b)		265	265,780
Pagaya AI Debt Trust Series 2024-2, Class A 6.319%, 08/15/2031(b)		328	330,382
Series 2024-3, Class A 6.258%, 10/15/2031(b)		448	450,630
Pagaya Point of Sale Holdings Grantor Trust Series 2025-1, Class A 5.715%, 01/20/2034(b)		676	680,093
Prosper Marketplace Issuance Trust Series 2024-1A, Class A 6.12%, 08/15/2029(b)		225	225,370

			22,252,391

Credit Cards - Fixed Rate – 0.6%
Brex Commercial Charge Card Master Trust Series 2024-1, Class A1 6.05%, 07/15/2027(b)		1,188	1,197,095
Mission Lane Credit Card Master Trust Series 2024-A, Class A1 6.20%, 08/15/2029(b)		811	818,140

	Principal Amount (000)		U.S. $ Value

Series 2024-B, Class A 5.88%, 01/15/2030(b)	U.S.$	1,890	$1,905,024
Series 2025-A, Class A 5.80%, 05/15/2030(b)		1,086	1,088,312

			5,008,571

Other ABS - Floating Rate – 0.0%
Pagaya AI Debt Grantor Trust Series 2025-1, Class A 4.991%, 07/15/2032(b)		277	277,485

Total Asset-Backed Securities (cost $55,278,154)			54,442,021

COLLATERALIZED MORTGAGE OBLIGATIONS – 5.8%
Risk Share Floating Rate – 4.8%
Bellemeade Re Ltd. Series 2022-1, Class M1B 6.455% (CME Term SOFR + 2.15%), 01/26/2032(b)(d)		379	380,157
Connecticut Avenue Securities Series 2025-R01, Class 1A1 5.256% (CME Term SOFR + 0.95%), 01/25/2045(b)(d)		1,865	1,861,970
Connecticut Avenue Securities Trust Series 2021-R03, Class 1M1 5.155% (CME Term SOFR + 0.85%), 12/25/2041(b)(d)		419	417,819
Series 2022-R01, Class 1M2 6.205% (CME Term SOFR + 1.90%), 12/25/2041(b)(d)		2,306	2,324,394
Series 2022-R02, Class 2M1 5.505% (CME Term SOFR + 1.20%), 01/25/2042(b)(d)		337	336,970
Series 2022-R03, Class 1M2 7.805% (CME Term SOFR + 3.50%), 03/25/2042(b)(d)		1,545	1,604,616
Series 2022-R05, Class 2M2 7.305% (CME Term SOFR + 3.00%), 04/25/2042(b)(d)		1,206	1,238,750
Series 2022-R06, Class 1M1 7.055% (CME Term SOFR + 2.75%), 05/25/2042(b)(d)		809	828,260
Series 2022-R07, Class 1M1 7.256% (CME Term SOFR + 2.95%), 06/25/2042(b)(d)		1,086	1,113,745
Series 2023-R02, Class 1M1 6.605% (CME Term SOFR + 2.30%), 01/25/2043(b)(d)		544	555,321
Series 2023-R03, Class 2M1 6.805% (CME Term SOFR + 2.50%), 04/25/2043(b)(d)		616	624,595
Series 2023-R04, Class 1M1 6.606% (CME Term SOFR + 2.30%), 05/25/2043(b)(d)		1,038	1,059,870

	Principal Amount (000)		U.S. $ Value

Series 2023-R06, Class 1M1 6.005% (CME Term SOFR + 1.70%), 07/25/2043(b)(d)	U.S.$	786	$790,286
Series 2024-R02, Class 1M1 5.405% (CME Term SOFR + 1.10%), 02/25/2044(b)(d)		407	406,978
Series 2024-R05, Class 2M1 5.305% (CME Term SOFR + 1.00%), 07/25/2044(b)(d)		322	321,400
Series 2024-R06, Class 1M1 5.355% (CME Term SOFR + 1.05%), 09/25/2044(b)(d)		558	558,494
Series 2025-R02, Class 1A1 5.306% (CME Term SOFR + 1.00%), 02/25/2045(b)(d)		516	515,916
Series 2025-R03, Class 2M1 5.905% (CME Term SOFR + 1.60%), 03/25/2045(b)(d)		1,608	1,616,521
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2021-DNA5, Class M2 5.955% (CME Term SOFR + 1.65%), 01/25/2034(b)(d)		253	254,332
Series 2021-DNA6, Class M2 5.805% (CME Term SOFR + 1.50%), 10/25/2041(b)(d)		2,309	2,317,504
Series 2021-DNA7, Class M2 6.105% (CME Term SOFR + 1.80%), 11/25/2041(b)(d)		2,412	2,428,755
Series 2021-HQA4, Class M2 6.655% (CME Term SOFR + 2.35%), 12/25/2041(b)(d)		1,530	1,547,138
Series 2022-DNA3, Class M1B 7.205% (CME Term SOFR + 2.90%), 04/25/2042(b)(d)		711	732,637
Series 2022-DNA4, Class M1B 7.655% (CME Term SOFR + 3.35%), 05/25/2042(b)(d)		1,358	1,410,934
Series 2022-DNA5, Class M1B 8.805% (CME Term SOFR + 4.50%), 06/25/2042(b)(d)		2,274	2,416,632
Series 2022-DNA7, Class M1A 6.805% (CME Term SOFR + 2.50%), 03/25/2052(b)(d)		764	774,301
Series 2023-DNA1, Class M1A 6.406% (CME Term SOFR + 2.10%), 03/25/2043(b)(d)		588	596,353
Series 2023-DNA2, Class M1A 6.406% (CME Term SOFR + 2.10%), 04/25/2043(b)(d)		1,963	1,993,241
Series 2024-DNA3, Class A1 5.355% (CME Term SOFR + 1.05%), 10/25/2044(b)(d)		1,269	1,268,849

	Principal Amount (000)		U.S. $ Value

Series 2024-HQA1, Class M1 5.555% (CME Term SOFR + 1.25%), 03/25/2044(b)(d)	U.S.$	955	$956,848
Series 2024-HQA2, Class M1 5.505% (CME Term SOFR + 1.20%), 08/25/2044(b)(d)		1,397	1,397,428
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2021-HQA2 Series 2021-HQA2, Class M2 6.355% (CME Term SOFR + 2.05%), 12/25/2033(b)(d)		975	998,222
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA1 Series 2025-DNA1, Class A1 5.255% (CME Term SOFR + 0.95%), 01/25/2045(b)(d)		1,075	1,073,817
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA2 Series 2025-DNA2, Class A1 5.405% (CME Term SOFR + 1.10%), 05/25/2045(b)(d)		602	602,389
Series 2025-DNA2, Class M1 5.505% (CME Term SOFR + 1.20%), 05/25/2045(b)(d)		631	632,221
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-Hqa1 Series 2025-HQA1, Class A1 5.255% (CME Term SOFR + 0.95%), 02/25/2045(b)(d)		1,410	1,408,081
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C04, Class 1M2 10.12% (CME Term SOFR + 5.81%), 04/25/2028(d)		76	77,114
Series 2021-R02, Class 2M2 6.305% (CME Term SOFR + 2.00%), 11/25/2041(b)(d)		1,064	1,071,281
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 9.67% (CME Term SOFR + 5.36%), 11/25/2025(b)(d)		142	148,282
Series 2015-WF1, Class 2M2 9.92% (CME Term SOFR + 5.61%), 11/25/2025(b)(d)		35	36,302

			40,698,723

Non-Agency Floating Rate – 0.6%
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 4.814% (CME Term SOFR 1 Month + 0.49%), 12/25/2036(d)		772	243,748

	Principal Amount (000)		U.S. $ Value

Home Equity Asset Trust Series 2007-3, Class M1 4.959% (CME Term SOFR 1 Month + 0.64%), 08/25/2037(d)	U.S.$	4,043	$4,617,240
HomeBanc Mortgage Trust Series 2005-1, Class A1 4.934% (CME Term SOFR 1 Month + 0.61%), 03/25/2035(d)		99	80,354
JPMorgan Chase Bank NA - CHASE Series 2019-CL1, Class M3 6.534% (CME Term SOFR 1 Month + 2.21%), 04/25/2047(b)(d)		156	157,677
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series 2004-1, Class 1A 5.034% (CME Term SOFR 1 Month + 0.71%), 04/25/2034(d)		27	26,372

			5,125,391

Agency Floating Rate – 0.2%
Federal Home Loan Mortgage Corp. REMICS Series 4416, Class BS 1.682% (5.99% - CME Term SOFR), 12/15/2044(d)(e)		1,016	110,587
Series 4693, Class SL 1.732% (6.04% - CME Term SOFR), 06/15/2047(d)(e)		1,095	139,687
Series 4954, Class SL 1.63% (5.94% - CME Term SOFR), 02/25/2050(d)(e)		1,452	168,822
Series 4981, Class HS 1.68% (5.99% - CME Term SOFR), 06/25/2050(d)(e)		3,302	370,131
Federal National Mortgage Association REMICS Series 2016-106, Class ES 1.58% (5.89% - CME Term SOFR), 01/25/2047(d)(e)		1,019	116,010
Series 2017-73, Class SA 1.73% (6.04% - CME Term SOFR), 09/25/2047(d)(e)		1,303	162,426
Series 2017-97, Class LS 1.78% (6.09% - CME Term SOFR), 12/25/2047(d)(e)		988	120,098
Series 2017-97, Class SW 1.78% (6.09% - CME Term SOFR), 12/25/2047(d)(e)		893	111,956
Government National Mortgage Association Series 2017-134, Class SE 1.768% (6.09% - CME Term SOFR 1 Month), 09/20/2047(d)(e)		661	86,058
Series 2017-43, Class ST 1.668% (5.99% - CME Term SOFR 1 Month), 03/20/2047(d)(e)		1,313	159,548
Series 2017-65, Class ST
1.718% (6.04% - CME Term SOFR 1 Month), 04/20/2047(d)(e)		1,190	148,422

			1,693,745

	Principal Amount (000)		U.S. $ Value

Agency Fixed Rate – 0.1%
Federal Home Loan Mortgage Corp. REMICS Series 4973, Class BI 4.50%, 05/25/2050(f)	U.S.$	3,907	$947,488
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 4.357%, 05/28/2035		221	216,685

			1,164,173

Non-Agency Fixed Rate – 0.1%
Alternative Loan Trust Series 2005-20CB, Class 3A6 5.50%, 07/25/2035		51	33,997
Series 2006-24CB, Class A16 5.75%, 08/25/2036		339	166,662
Series 2006-J1, Class 1A13 5.50%, 02/25/2036		137	92,518
CHL Mortgage Pass-Through Trust Series 2006-13, Class 1A19 6.25%, 09/25/2036		73	31,674

			324,851

Total Collateralized Mortgage Obligations (cost $44,072,679)			49,006,883

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.8%
Non-Agency Floating Rate CMBS – 1.3%
ALA Trust Series 2025-OANA, Class A 6.043% (CME Term SOFR 1 Month + 1.74%), 06/15/2040(b)(d)		1,520	1,528,440
AREIT Trust Series 2022-CRE6, Class A 5.551% (CME Term SOFR + 1.25%), 01/20/2037(b)(d)		1,689	1,685,588
BBCMS Mortgage Trust Series 2020-BID, Class A 6.566% (CME Term SOFR 1 Month + 2.25%), 10/15/2037(b)(d)		1,998	1,998,000
BFLD Mortgage Trust Series 2021-FPM, Class A 6.026% (CME Term SOFR 1 Month + 1.71%), 06/15/2038(b)(d)		2,976	2,976,000
BX Commercial Mortgage Trust Series 2019-IMC, Class D 6.258% (CME Term SOFR 1 Month + 1.95%), 04/15/2034(b)(d)		207	202,820
Series 2019-IMC, Class E 6.508% (CME Term SOFR 1 Month + 2.20%), 04/15/2034(b)(d)		839	819,464

	Principal Amount (000)		U.S. $ Value

CLNY Trust Series 2019-IKPR, Class D 6.701% (CME Term SOFR 1 Month + 2.39%), 11/15/2038(b)(d)	U.S.$	744	$710,520
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk Series 2021-MN1, Class M1 6.305% (CME Term SOFR + 2.00%), 01/25/2051(b)(d)		91	90,196
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 5.891% (CME Term SOFR 1 Month + 1.58%), 07/15/2036(b)(d)		566	538,075

			10,549,103

Non-Agency Fixed Rate CMBS – 0.5%
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.295%, 08/10/2044(b)		28	20,587
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A1 1.433%, 08/15/2026(g)		805	795,281
Series 2021-1, Class A2 2.435%, 08/15/2026(g)		1,801	1,783,869
Series 2021-1, Class AS 2.638%, 08/15/2026(g)		59	57,920
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035(g)		16	15,565
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class D 4.172%, 08/15/2046(b)		472	360,326
Series 2014-C22, Class XA 0.549%, 09/15/2047(f)		364	4
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class D 3.25%, 12/15/2047(b)		603	534,719
Series 2015-C25, Class XA 1.055%, 10/15/2048(f)		818	253
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6, Class C 4.486%, 11/15/2049		1,030	980,396

			4,548,920

Total Commercial Mortgage-Backed Securities (cost $15,328,638)			15,098,023

	Principal Amount (000)		U.S. $ Value

AGENCIES – 1.5%
Agency Debentures – 1.5%
Federal Home Loan Banks 4.00%, 06/30/2028	U.S.$	10,600	$10,685,436
4.75%, 12/08/2028		1,785	1,837,979
Federal National Mortgage Association 6.25%, 05/15/2029		355	386,632
6.625%, 11/15/2030		260	294,169

Total Agencies (cost $13,106,399)			13,204,216

INFLATION-LINKED SECURITIES – 1.2%
United States – 1.2%
U.S. Treasury Inflation Index 0.25%, 07/15/2029 (TIPS) (cost $9,676,853)		10,469	10,049,119

CORPORATES - NON-INVESTMENT GRADE – 0.6%
Industrial – 0.5%
Capital Goods – 0.1%
Axon Enterprise, Inc. 6.125%, 03/15/2030(b)		655	673,831
6.25%, 03/15/2033(b)		476	491,727

			1,165,558

Communications - Media – 0.1%
VZ Vendor Financing II BV 2.875%, 01/15/2029(b)	EUR	540	577,554

Communications - Telecommunications – 0.0%
Altice France SA 3.375%, 01/15/2028(g)		259	253,059

Consumer Cyclical - Other – 0.1%
Hilton Domestic Operating Co., Inc. 5.875%, 04/01/2029(b)	U.S.$	455	464,746
6.125%, 04/01/2032(b)		261	267,262

			732,008

Consumer Non-Cyclical – 0.1%
CVS Health Corp. 6.75%, 12/10/2054		47	47,210
7.00%, 03/10/2055		786	812,347
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(b)	EUR	320	367,724

			1,227,281

Energy – 0.1%
Venture Global Plaquemines LNG LLC 6.50%, 01/15/203(b)	U.S.$	890	890,000

			4,845,460

Utility – 0.1%
Electric – 0.1%
Vistra Corp. 7.00%, 12/15/2026(b)(c)		648	655,802

	Principal Amount (000)		U.S. $ Value

Total Corporates - Non-Investment Grade (cost $5,484,724)			$5,501,262

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.6%
United States – 0.6%
State Board of Administration Finance Corp. (Florida Hurricane Catastrophe Fund) Series 2020-A 1.705%, 07/01/2027	U.S.$	1,634	1,556,145
State of California (State of California) Series 2010 7.625%, 03/01/2040		2,040	2,441,827
University of California (University of California) Series 2021-B 3.071%, 05/15/2051		2,070	1,369,359

Total Local Governments - US Municipal Bonds (cost $5,804,667)			5,367,331

GOVERNMENTS - SOVEREIGN BONDS – 0.5%
Chile – 0.1%
Chile Electricity Lux MPC II SARL 5.58%, 10/20/2035(b)		873	874,221
5.672%, 10/20/2035(b)		319	321,632

			1,195,853

Colombia – 0.1%
Colombia Government International Bond 3.125%, 04/15/2031		696	572,286

Ecuador – 0.1%
Amazon Conservation DAC 6.034%, 01/16/2042(b)		927	925,628

Hungary – 0.1%
Hungary Government International Bond 6.75%, 09/23/2055(b)		1,202	1,211,616

Israel – 0.1%
Israel Government International Bond Series 5Y 5.375%, 02/19/2030		446	455,094

Total Governments - Sovereign Bonds (cost $4,437,598)			4,360,477

EMERGING MARKETS - CORPORATE BONDS – 0.5%
Industrial – 0.4%
Basic – 0.1%
Braskem Netherlands Finance BV 4.50%, 01/10/2028(b)		1,136	975,483
8.00%, 10/15/2034(b)		321	255,965
Volcan Cia Minera SAA 8.75%, 01/24/2030(b)		190	188,219

			1,419,667

	Principal Amount (000)		U.S. $ Value

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(b)	U.S.$	459	$432,814

Consumer Cyclical - Other – 0.1%
Wynn Macau Ltd. 5.625%, 08/26/2028(b)		730	715,948

Energy – 0.1%
Ecopetrol SA 8.625%, 01/19/2029		980	1,035,253
Oleoducto Central SA 4.00%, 07/14/2027(b)		248	240,922

			1,276,175

			3,844,604

Utility – 0.1%
Electric – 0.0%
Terraform Global Operating LP 6.125%, 03/01/2026(b)		56	55,720

Other Utility – 0.1%
Aegea Finance SARL 6.75%, 05/20/2029(b)		431	430,515

			486,235

Total Emerging Markets - Corporate Bonds (cost $4,370,869)			4,330,839

COLLATERALIZED LOAN OBLIGATIONS – 0.4%
CLO - Floating Rate – 0.4%
Ballyrock CLO 27 Ltd. Series 2024-27A, Class A1A 5.632% (CME Term SOFR 3 Month + 1.35%), 10/25/2037(b)(d)		714	714,636
Benefit Street Partners CLO XXXVIII Ltd. Series 2024-38A, Class A 5.623% (CME Term SOFR 3 Month + 1.31%), 01/25/2038(b)(d)		819	819,747
New Mountain CLO 3 Ltd. Series CLO-3A, Class D 7.881% (CME Term SOFR 3 Month + 3.61%), 10/20/2034(b)(d)		250	250,274
OCP CLO Ltd. Series 2024-34A, Class A1 5.616% (CME Term SOFR 3 Month + 1.36%), 10/15/2037(b)(d)		561	562,179
Rockford Tower CLO Ltd. Series 2021-2A, Class A1 5.691% (CME Term SOFR 3 Month + 1.42%), 07/20/2034(b)(d)		1,310	1,312,014

Total Collateralized Loan Obligations (cost $3,652,619)			3,658,850

	Principal Amount (000)		U.S. $ Value

QUASI-SOVEREIGNS – 0.3%
Quasi-Sovereign Bonds – 0.3%
Chile – 0.2%
Corp. Nacional del Cobre de Chile 6.44%, 01/26/2036(b)	U.S.$	1,473	$1,537,075

Mexico – 0.1%
Comision Federal de Electricidad 4.688%, 05/15/2029(b)		478	465,572
5.70%, 01/24/2030(b)		705	702,885

			1,168,457

Total Quasi-Sovereigns (cost $2,691,165)			2,705,532

EMERGING MARKETS - SOVEREIGNS – 0.1%
Dominican Republic – 0.1%
Dominican Republic International Bond 4.875%, 09/23/2032(b) (cost $788,000)		788	726,930

GOVERNMENTS - SOVEREIGN AGENCIES – 0.0%
Kazakhstan – 0.0%
Baiterek National Managing Holding JSC 5.45%, 05/08/2028(b) (cost $354,148)		356	359,823

SHORT-TERM INVESTMENTS – 16.6%
U.S. Treasury Bills – 13.0%
U.S. Treasury Bill Zero Coupon, 07/03/2025		48,743	48,731,913
Zero Coupon, 08/14/2025		51,226	50,955,655
Zero Coupon, 09/25/2025		11,031	10,920,751

Total U.S. Treasury Bills (cost $110,610,674)			110,608,319

	Shares

Investment Companies – 3.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.17%(h) (i) (j) (cost $30,619,515)		30,619,515	30,619,515

Total Short-Term Investments (cost $141,230,189)			141,227,834

Total Investments – 111.3% (cost $975,064,594)(k)			948,720,075
Other assets less liabilities – (11.3)%			(96,461,741)

Net Assets – 100.0%			$852,258,334

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	197	September 2025	$40,980,617	$140,942
U.S. T-Note 5 Yr (CBT) Futures	1,535	September 2025	167,315,000	2,130,387
U.S. Ultra Bond (CBT) Futures	116	September 2025	13,818,500	466,409
Sold Contracts
Japan 10 Yr Bond (OSE) Futures	25	September 2025	24,134,579	(62,997)
U.S. 10 Yr Ultra Futures	10	September 2025	1,142,656	(18,374)

				$2,656,367

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	EUR	3,709	USD	4,228	07/09/2025	$(143,000)
Morgan Stanley Capital Services, Inc.	USD	2,229	EUR	1,958	07/09/2025	78,927
State Street Bank & Trust Co.	USD	1,140	EUR	990	07/09/2025	26,803
State Street Bank & Trust Co.	JPY	1,185,894	USD	8,212	08/08/2025	(57,161)

						$(94,431)

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	4,950	12/13/2029	1.537%	1 Day SOFR	Annual	$459,939	$327,984	$131,955

**	Principal amount less than 500.
(a)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2025, the aggregate market value of these securities amounted to $203,345,716 or 23.9% of net assets.

(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2025.
(e)	Inverse interest only security.
(f)	IO - Interest Only.
(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.34% of net assets as of June 30, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Altice France SA 3.375%, 01/15/2028	12/15/2021	$288,579	$253,059	0.03%
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A1 1.433%, 08/15/2026	12/20/2021- 08/03/2023	768,400	795,281	0.09%
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021- 09/06/2022	1,814,647	1,783,869	0.21%
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021- 04/01/2021	59,374	57,920	0.01%
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	16,471	15,565	0.00%

(h)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(i)	The rate shown represents the 7-day yield as of period end.
(j)	Affiliated investments.
(k)

As of June 30, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $17,202,469 and gross unrealized depreciation of investments was $(40,853,097), resulting in net unrealized depreciation of $(23,650,628).

Currency Abbreviations:

EUR – Euro

JPY – Japanese Yen

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

ARMs – Adjustable Rate Mortgages

CBT – Chicago Board of Trade

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

OSE – Osaka Securities Exchange

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

RFUCCT1Y – Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

Sanford C. Bernstein Fund II, Inc.

Intermediate Duration Institutional Portfolio

June 30, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$244,378,184	$—	$244,378,184
Corporates - Investment Grade	—	215,670,448	—	215,670,448
Mortgage Pass-Throughs	—	178,632,303	—	178,632,303
Asset-Backed Securities	—	54,442,021	—	54,442,021
Collateralized Mortgage Obligations	—	49,006,883	—	49,006,883
Commercial Mortgage-Backed Securities	—	15,098,023	—	15,098,023
Agencies	—	13,204,216	—	13,204,216
Inflation-Linked Securities	—	10,049,119	—	10,049,119
Corporates - Non-Investment Grade	—	5,501,262	—	5,501,262
Local Governments - US Municipal Bonds	—	5,367,331	—	5,367,331
Governments - Sovereign Bonds	—	4,360,477	—	4,360,477
Emerging Markets - Corporate Bonds	—	4,330,839	—	4,330,839
Collateralized Loan Obligations	—	3,658,850	—	3,658,850
Quasi-Sovereigns	—	2,705,532	—	2,705,532
Emerging Markets - Sovereigns	—	726,930	—	726,930
Governments - Sovereign Agencies	—	359,823	—	359,823
Short-Term Investments:
U.S. Treasury Bills	—	110,608,319	—	110,608,319
Investment Companies	30,619,515	—	—	30,619,515

Total Investments in Securities	30,619,515	918,100,560	—	948,720,075
Other Financial Instruments(a):
Assets:
Futures	2,737,738	—	—	2,737,738
Forward Currency Exchange Contracts	—	105,730	—	105,730
Centrally Cleared Interest Rate Swaps	—	459,939	—	459,939
Liabilities:
Futures	(81,371)	—	—	(81,371)
Forward Currency Exchange Contracts	—	(200,161)	—	(200,161)

Total	$33,275,882	$918,466,068	$—	$951,741,950

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2025 is as follows:

Portfolio	Market Value 09/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 06/30/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$40,682	$412,528	$422,590	$30,620	$930